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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices)           (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/10

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust (ATST)
Premier Portfolio
Premier U.S. Government Money
Portfolio Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
23	Financial Statements
25	Notes to Financial Statements
31	Financial Highlights
32	Fund Expenses
EX-99.CERT
EX-99.906CERT
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Investor Class shares of the Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Premier	0.02%	-0.01%	0.04%	35 - 55 days	43 days	$77.7 million

Premier
U.S. Government Money	0.02	-0.02	0.02	32 - 55 days	44 days	29.6 million

Premier Tax-Exempt	0.08	0.08	0.08	24 - 41 days	29 days	21.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived certain fees and/or reimbursed certain expenses for Premier and Premier U.S. Government Money, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2 AIM Treasurer’s Series Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments – as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates – and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 – when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley CEO,
Invesco Fixed Income

3 AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-50.00%(a)

Asset-Backed Securities-Commercial Loans/Leases-4.38%(b)(c)

Atlantis One Funding Corp.	0.22%	06/16/10	$100,000	$99,936,097

Atlantis One Funding Corp.	0.29%	08/09/10	50,000	49,935,153

				149,871,250

Asset-Backed Securities-Consumer Receivables-3.45%(c)

Amsterdam Funding Corp.	0.21%	03/02/10	28,320	28,319,835

Amsterdam Funding Corp.	0.16%	03/19/10	40,000	39,996,800

Sheffield Receivables Corp.	0.20%	03/01/10	50,000	50,000,000

				118,316,635

Asset-Backed Securities-Fully Supported Bank-9.22%(c)

Concord Minutemen Capital Co., LLC-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/06/10	137,000	136,945,200

Crown Point Capital Co., LLC-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/09/10	60,000	59,974,000

Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)	0.27%	03/05/10	24,000	23,999,280

Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/09/10	30,000	29,987,000

LMA-Americas LLC (CEP-Credit Agricole, S.A.)(b)	0.22%	03/15/10	30,000	29,997,433

Surrey Funding Corp. (CEP-Barclays Bank PLC)(b)	0.19%	04/22/10	35,000	34,990,395

				315,893,308

Asset-Backed Securities-Multi-Purpose-6.53%(c)

Atlantic Asset Securitization LLC	0.21%	03/05/10	30,000	29,999,300

Atlantic Asset Securitization LLC	0.22%	03/11/10	26,500	26,498,380

Atlantic Asset Securitization LLC	0.18%	04/06/10	45,028	45,019,895

Atlantic Asset Securitization LLC	0.18%	04/14/10	50,000	49,989,000

Mont Blanc Capital Corp.(b)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)	0.18%	03/12/10	32,000	31,998,240

				223,503,304

Asset-Backed Securities-Securities-6.54%(b)(c)

Cancara Asset Securitisation Ltd./LLC	0.26%	03/15/10	50,000	49,994,945

Cancara Asset Securitisation Ltd./LLC	0.22%	04/20/10	50,000	49,984,722

Cancara Asset Securitisation Ltd./LLC	0.22%	05/10/10	20,000	19,991,444

Solitaire Funding Ltd./LLC	0.20%	03/05/10	40,000	39,999,111

Solitaire Funding Ltd./LLC	0.20%	03/12/10	34,000	33,997,922

Tempo Finance Ltd./Corp.	0.21%	04/06/10	30,000	29,993,700

				223,961,844

Diversified Banks-9.17%(b)

Banco Bilbao Vizcaya Argentaria, S.A.(c)	0.32%	04/16/10	80,000	79,967,289

Bank of Nova Scotia	0.21%	06/02/10	75,000	74,959,313

Lloyds TSB Bank PLC	0.24%	05/05/10	45,000	44,980,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4 AIM Treasurer’s Series Trust

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks-(continued)

Societe Generale North America, Inc.	0.25%	03/24/10	$85,000	$84,986,695

Societe Generale North America, Inc.	0.23%	05/25/10	29,000	28,984,251

				313,878,048

Integrated Oil & Gas-0.88% (b)(c)

Total Capital S.A.	0.15%	03/15/10	30,000	29,998,250

Life & Health Insurance-3.12%(c)

Metlife Short Term Funding LLC	0.19%	03/09/10	11,000	10,999,535

Metlife Short Term Funding LLC	0.19%	03/15/10	20,900	20,898,456

Metlife Short Term Funding LLC	0.19%	03/23/10	55,000	54,993,614

Metlife Short Term Funding LLC	0.19%	04/01/10	20,000	19,996,728

				106,888,333

Municipal Commercial Paper-0.29%(d)

Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, Variable Rate RB (LOC-U.S. Bank, N.A.)	0.22%	05/24/10	10,000	10,000,000

Packaged Foods & Meats-2.19%(b)

Nestle Capital Corp.	0.30%	10/04/10	75,000	74,864,375

Regional Banks-4.23%(b)

Banque et Caisse dEpargne de lEtat	0.23%	04/13/10	100,000	99,973,125

Banque et Caisse dEpargne de lEtat	0.23%	06/09/10	44,800	44,771,378

				144,744,503

Total Commercial Paper (Cost $1,711,919,850)				1,711,919,850

Certificates of Deposit-23.56%

Diversified Banks-23.56%

Alliance & Leicester PLC(b)(e)(f)	0.30%	—	50,000	50,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.31%	07/26/10	25,000	25,000,510

Bank of Nova Scotia(f)	0.23%	12/06/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	8,800	8,800,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.68%	09/16/10	50,000	50,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	50,000	50,000,971

Rabobank Nederland(f)	0.35%	03/12/10	50,000	50,000,000

Royal Bank of Canada	0.30%	03/23/10	50,000	50,000,000

Royal Bank of Canada(f)	0.23%	11/04/10	47,000	47,000,000

Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/22/10	100,000	100,000,000

Societe Generale	0.26%	04/06/10	50,000	50,000,747

Societe Generale	0.23%	05/03/10	26,000	26,000,000

Toronto-Dominion Bank	0.26%	07/01/10	75,000	75,000,000

Toronto-Dominion Bank(f)	0.23%	12/09/10	50,000	50,000,000

Total Certificates of Deposit (Cost $806,802,228)				806,802,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 AIM Treasurer’s Series Trust

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes-4.71% (d)(f)(g)

Credit Enhanced-4.71%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	0.23%	10/01/33	$15,755	$15,755,000

Butler (County of), Ohio (Lifesphere); Series 2002, Ref. VRD Healthcare Facilities Improvement RB (LOC-U.S. Bank, N.A.)	0.18%	05/01/27	15,830	15,830,000

Colorado (State of) Educational and Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)	0.18%	06/01/33	9,500	9,500,000

Connecticut (State of) Health and Educational Facilities Authority (Jerome Home Issue); Series 2007 D, VRD RB (LOC-Bank of America, N.A.)	0.20%	07/01/36	4,500	4,500,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.)	0.16%	04/01/33	3,000	3,000,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Health System); Series 2008 A, VRD Health Financing RB (LOC-JPMorgan Chase Bank, N.A.)	0.20%	09/01/32	4,885	4,885,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Issue); Series 2008 B, Hospital Financing VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.20%	09/01/37	20,435	20,435,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	12/01/27	13,845	13,845,000

Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	12/01/28	26,990	26,990,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)	0.18%	07/01/38	3,400	3,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)	0.16%	04/01/35	30,000	30,000,000

Wisconsin (State of) Health and Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)	0.16%	06/01/39	13,000	13,000,000

Total Variable Rate Demand Notes (Cost $161,140,000)				161,140,000

U.S. Government Sponsored Agency Securities-1.46%

Federal Home Loan Bank (FHLB)-1.46%

Unsec. Floating Rate Bonds(f) (Cost $50,000,000)	0.28%	05/21/10	50,000	50,000,000

Medium-Term Notes-0.60%(f)

U.S. Bancorp, Series 2006 P, Sr. Unsec. Unsub. Floating Rate MTN	0.28%	05/28/10	1,273	1,273,000

Series 2008 R, Sr. Unsec. Unsub. Floating Rate MTN	0.65%	05/06/10	6,034	6,038,883

Series 2008 R, Sr. Unsec. Unsub. Floating Rate MTN	0.66%	06/04/10	13,410	13,425,545

Total Medium-Term Notes (Cost $20,737,428)				20,737,428

TOTAL INVESTMENTS (excluding Repurchase Agreements)-80.33% (Cost $2,750,599,506)				2,750,599,506

			Repurchase
			Amount

Repurchase Agreements-20.39% (h)

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	408,051,885	408,048,485

RBC Capital Markets Corp., Term agreement dated 02/17/10, maturing value $150,017,875 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 4.50%-5.50%, 02/20/25-12/01/39)	0.13%	03/22/10	150,017,875	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	140,002,800	140,000,000

Total Repurchase Agreements (Cost $698,048,485)				698,048,485

TOTAL INVESTMENTS(i)(j)-100.72% (Cost $3,448,647,991)				3,448,647,991

OTHER ASSETS LESS LIABILITIES-(0.72)%				(24,573,893)

NET ASSETS-100.00%				$3,424,074,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 AIM Treasurer’s Series Trust

Premier Portfolio
Investment Abbreviations:

CEP	– Credit Enhancement Provider

LOC	– Letter of Credit

MTN	– Medium-Term Notes

RB	– Revenue Bonds

Ref	– Refunding

Sr.	– Senior

Unsec.	– Unsecured

Unsub.	– Unsubordinated

VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.2%; Netherlands: 7.4%; France: 5.1%; other countries less than 5% each: 12.4%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $109,965,539, which represented 3.21% of the Fund’s Net Assets.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(h)	Principal amount equals value at period end. See Note 1J.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe General	5.5%

Royal Bank of Scotland	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities-47.60%

Federal Farm Credit Bank (FFCB)-6.23%

Disc. Notes(a)	0.50%	03/30/10	$10,000	$9,995,972

Floating Rate Bonds(b)	0.12%	08/17/10	35,000	34,999,177

Floating Rate Bonds(b)	0.17%	04/14/11	15,000	14,996,585

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	15,000	15,000,000

Unsec. Floating Rate Bonds(b)	0.14%	09/01/10	16,000	15,998,409

				90,990,143

Federal Home Loan Bank (FHLB)-13.26%

Unsec. Bonds	0.92%	04/09/10	10,000	10,004,379

Unsec. Bonds	0.55%	06/03/10	10,000	10,000,000

Unsec. Bonds	0.55%	06/04/10	15,000	15,011,983

Unsec. Bonds	0.55%	06/10/10	25,000	24,991,837

Unsec. Disc. Notes(a)	0.17%	04/26/10	19,000	18,994,828

Unsec. Disc. Notes(a)	0.48%	05/05/10	5,164	5,159,525

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	15,000	14,989,587

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	15,000	15,050,910

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	12,500	12,496,606

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	25,000	24,996,922

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	10,000	10,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	12,000	11,997,932

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	10,000	9,997,387

Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,645

				193,691,541

Federal Home Loan Mortgage Corp. (FHLMC)-13.64%

Global Notes	2.38%	05/28/10	10,000	10,051,836

Unsec. Disc. Notes(a)	0.21%	04/19/10	12,500	12,496,427

Unsec. Disc. Notes(a)	0.17%	04/26/10	10,000	9,997,356

Unsec. Disc. Notes(a)	0.43%	05/17/10	7,000	6,993,487

Unsec. Disc. Notes(a)	0.21%	05/18/10	15,000	14,993,175

Unsec. Disc. Notes(a)	0.19%	05/24/10	14,460	14,453,589

Unsec. Disc. Notes(a)	0.22%	05/25/10	15,881	15,872,751

Unsec. Disc. Notes(a)	0.25%	06/21/10	13,655	13,644,380

Unsec. Disc. Notes(a)	0.18%	07/08/10	15,000	14,990,594

Unsec. Disc. Notes(a)	0.19%	07/13/10	7,628	7,622,605

Unsec. Disc. Notes(a)	0.25%	09/14/10	10,000	9,986,319

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	5,510	5,509,699

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	17,065	17,060,985

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	8,614	8,625,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)-(continued)

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	$9,910	$9,910,485

Series M006, Class A, Taxable Multi-Family VRD Ctfs. (b)(c)	0.30%	10/15/45	27,082	27,081,535

				199,290,868

Federal National Mortgage Association (FNMA)-14.26%

Unsec. Disc. Notes(a)	0.16%	04/06/10	10,000	9,998,400

Unsec. Disc. Notes(a)	0.19%	04/14/10	15,000	14,996,517

Unsec. Disc. Notes(a)	0.18%	05/05/10	10,000	9,996,750

Unsec. Disc. Notes(a)	0.25%	07/19/10	10,000	9,990,278

Unsec. Disc. Notes(a)	0.21%	08/09/10	15,000	14,985,912

Unsec. Disc. Notes(a)	0.27%	08/16/10	10,000	9,987,400

Unsec. Disc. Notes(a)	0.31%	10/01/10	10,000	9,981,572

Unsec. Disc. Notes(a)	0.30%	11/15/10	7,500	7,483,812

Unsec. Disc. Notes(a)	0.42%	12/01/10	23,000	22,924,910

Unsec. Disc. Notes(a)	0.35%	01/03/11	10,000	9,970,056

Unsec. Disc. Notes(a)	0.36%	01/18/11	5,000	4,983,850

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	40,000	39,994,934

Unsec. Global Notes	2.50%	04/09/10	16,500	16,540,537

Unsec. Global Notes	3.00%	07/12/10	14,192	14,334,632

Unsec. Global Notes	3.25%	08/12/10	11,900	12,062,633

				208,232,193

Overseas Private Investment Corp. (OPIC)-0.21% (b)(c)

Gtd. VRD COP Bonds	0.16%	03/15/19	3,000	3,000,000

Total U.S. Government Sponsored Agency Securities (Cost $695,204,745)				695,204,745

U.S. Treasury Bills-2.05%(a)

U.S. Treasury Bills	0.20%	04/01/10	15,000	14,997,417

U.S. Treasury Bills	0.26%	06/17/10	10,000	9,992,350

U.S. Treasury Bills	0.32%	01/13/11	5,000	4,985,756

Total U.S. Treasury Bills (Cost $29,975,523)				29,975,523

TOTAL INVESTMENTS (excluding Repurchase Agreements)-49.65% (Cost $725,180,268)				725,180,268

			Repurchase
			Amount

Repurchase Agreements-51.35%(d)

Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%- 6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	70,000,641	70,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11- 04/15/30)	0.12%	03/22/10	50,004,667	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	110,043,063	110,042,146

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%- 7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	50,013,750	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-(continued)

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%- 10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	$50,008,847	$50,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	50,013,750	50,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%- 1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	70,000,642	70,000,000

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%- 10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	100,001,000	100,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value of $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%- 8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	200,001,834	200,000,000

Total Repurchase Agreements (Cost $750,042,146)				750,042,146

TOTAL INVESTMENTS(e)–101.00% (Cost $1,475,222,414)				1,475,222,414

OTHER ASSETS LESS LIABILITIES–(1.00)%				(14,680,083)

NET ASSETS-100.00%				$1,460,542,331

Investment Abbreviations:

COP	– Certificates of Participation

Ctfs.	– Certificates

Disc.	– Discounted

MTN	– Medium-Term Notes

Unsec.	– Unsecured

VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d)	Principal amount equals value at period end. See Note 1J.

(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-97.97%

Alabama-1.35%

Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.28%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP- Federal Home Loan Bank of Atlanta)(a)(b)	0.40%	03/01/14	1,490	1,490,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.)(a)(c)	0.38%	07/01/15	2,605	2,605,000

				7,878,000

Alaska-0.19%

University of Alaska; Series 2009 P, Ref. General RB	2.00%	10/01/10	1,125	1,136,321

Arizona-0.97%

Glendale (City of); Series 2000, Limited Tax GO(d)(e)	5.38%	07/01/10	500	507,943

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Bank of San Francisco)(a)	0.25%	10/01/25	5,130	5,130,000

				5,637,943

Colorado-2.16%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	02/01/31	2,555	2,555,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	02/01/31	1,325	1,325,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/34	575	575,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/30	2,185	2,185,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	800	804,392

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/24	1,200	1,200,000

Colorado (State of) Housing and Finance Authority (Genesis Innovations, LLC and Saddlenotch, LLC); Series 2001, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	09/01/21	175	175,000

Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO	6.00%	10/01/10	250	257,955

Denver (City and County of) Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/37	645	645,000

Galleria Metropolitan District; Series 2004, Ref. VRD Limited Tax GO (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/29	1,450	1,450,000

Montrose (County of) (Gordon Development LLC); Series 2004 A, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	06/01/14	600	600,000

Water Valley Metropolitan District No. 2; Series 2005, VRD Unlimited Tax GO (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/24	800	800,000

				12,572,347

Delaware-0.57%

Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/22	3,320	3,320,000

District of Columbia-2.44%

District of Columbia (The Field School Inc.); Series 2001 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	07/01/31	3,330	3,330,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC-TD Bank, N.A.)(a)(c)	0.18%	06/01/27	10,900	10,900,000

				14,230,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida-7.00%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.20%	12/01/29	$6,930	$6,930,000

Duval (County of) Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.19%	10/01/32	5,275	5,275,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.21%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/21	1,340	1,340,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.20%	07/01/32	9,150	9,150,000

Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 1999 B, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	08/01/20	2,295	2,295,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/15	3,260	3,260,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC-Lloyds TSB Bank PLC)(a)(c)(g)	0.21%	06/01/36	10,300	10,300,000

Sumter (County of) Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	03/01/42	1,530	1,530,000

				40,780,000

Georgia-5.46%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.30%	01/01/29	1,400	1,400,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/21	1,005	1,005,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	04/01/24	3,290	3,290,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/28	2,740	2,740,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/20	2,125	2,125,000

Fulton (County of) Development Authority (Southside Medical Center, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/17	4,315	4,315,000

Gainesville and Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.35%	05/01/24	1,180	1,180,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(c)(f)	0.50%	09/01/19	1,500	1,500,000

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-Federal National Mortgage Association)(a)	0.21%	06/15/25	4,100	4,100,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School and Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	09/01/20	4,300	4,300,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/27	1,460	1,460,000

Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.)(a)(c)(g)	0.51%	02/01/15	2,000	2,000,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.50%	11/01/22	1,400	1,400,000

				31,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-13.15%

Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(c)(f)	0.50%	06/01/19	$3,500	$3,500,000

Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-Harris N.A.)(a)(c)	0.20%	03/01/35	7,450	7,450,000

Aurora (City of) Kane, Illinois Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	12/01/21	4,750	4,750,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-Harris N.A.)(a)(b)(c)(f)	0.41%	03/01/33	2,900	2,900,000

Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.35%	05/01/24	1,400	1,400,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	06/01/27	1,210	1,210,000

Illinois (State of) Development Finance Authority (Countryside Montessori Schools, Inc.); Series 1997, VRD IDR (LOC-Bank of America, N.A.)(a)(c)(f)	0.50%	06/01/17	520	520,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.)(a)(c)	0.20%	09/01/24	1,600	1,600,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	02/01/21	2,080	2,080,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust Co.)(c)	0.21%	04/05/10	5,376	5,376,000

Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank N.A.)(a)(c)	0.23%	01/01/29	2,200	2,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	1,000	1,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	1,500	1,500,000
Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC- U.S. Bank, N.A.)(a)(b)(c)	0.30%	07/01/27	200	200,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.25%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2010 B, VRD Notes (LOC-Harris Bank, N.A.)(a)(c)	0.20%	06/30/10	7,270	7,270,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	08/01/28	12,960	12,960,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	05/01/14	250	250,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	3,100	3,100,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.)(a)(c)	0.30%	10/01/40	3,040	3,040,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(c)	0.25%	05/01/42	2,600	2,600,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.29%	12/01/39	985	985,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-Harris N.A.)(a)(b)(c)	0.47%	04/01/22	1,750	1,750,000

				76,641,000

Indiana-6.65%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.70%	12/01/23	1,090	1,090,000

Columbus (City of) (Arbors at Waters Edge Apartments); Series 2004, VRD Economic Development RB (CEP- Federal Home Loan Bank of Cincinnati)(a)(b)	0.25%	11/01/36	2,625	2,625,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	12/01/18	1,100	1,100,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development Revenue and Improvement Bonds (LOC-PNC Bank, N.A.)(a)(c)	0.28%	08/01/37	4,850	4,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana-(continued)

Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc.);
Series 1998, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	01/01/24	$4,100	$4,100,000

Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	01/01/29	1,300	1,300,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	02/01/25	2,295	2,295,000

Indiana (State of) Housing Finance Authority (Pedcor Investments-Cumberland Crossing Apartments Development);
Series 1997 M-B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.61%	01/01/29	710	710,000

Indiana University (Trustees of); Series 2008 A, Consolidated RB	5.00%	06/01/10	975	985,866

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	3,875	3,875,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-Harris N.A.)(a)(b)(c)	0.41%	03/01/22	1,740	1,740,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.51%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-Harris N.A.)(a)(b)(c)	0.47%	11/01/18	2,130	2,130,000

Noblesville (City of) (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.25%	06/01/38	5,669	5,669,000

Series 2003 B, VRD Economic Development RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.23%	06/01/38	1,072	1,072,000

Portage (City of) (Pedcor Investments-Port Crossing III Apartments); Series 1995 B, VRD Economic Development RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.62%	08/01/30	602	602,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	10/01/19	2,450	2,450,000

				38,733,866

Iowa-0.55%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	06/01/28	1,325	1,325,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)	0.50%	07/01/16	600	600,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	1,300	1,306,720

				3,231,720

Kansas-0.53%

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	2,000	2,005,644

Shawnee (City of) (Simmons Co.); Series 1996, VRD Private Activity RB (LOC-Deutsche Bank A.G.)(a)(b)(c)(f)	0.49%(g)	12/01/16	1,090	1,090,000

				3,095,644

Kentucky-0.82%

Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, VRD RB (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.41%	09/01/10	100	100,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(c)	0.18%	12/01/38	4,700	4,700,000

				4,800,000

Louisiana-0.34%

Calcasieu Parish Public Trust Authority (WPT Corporation Project); Series 1997, VRD Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.31%	12/01/27	2,000	2,000,000

Maine-0.15%

Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.50%	04/01/24	875	875,000

Maryland-1.23%

Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	09/01/20	1,180	1,180,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland-(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.19%	07/01/32	$5,240	$5,240,000

Maryland (State of) Health & Higher Educational Facilities Authority (North Arundel Hospital Association, Inc.); Series 2000, RB(d)(e)	6.50%	07/01/10	500	514,803

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.); Series 2000, RB(d)(e)	6.75%	07/01/10	250	257,531

				7,192,334

Massachusetts-2.76%

Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.)(a)(b)(c)	0.50%	06/01/18	1,100	1,100,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.)(c)	0.28%	04/01/10	10,000	10,000,000

Massachusetts (State of) Health and Educational Facilities Authority (Partners Healthcare System); Series 2008 H-1, RB	0.30%	07/15/10	5,000	5,000,000

				16,100,000

Michigan-2.11%

Grand Rapids (City of) Economic Development Corporation (Amway Hotel Corporation); Series 1991 A, Ref. VRD Economic Development RB (LOC-Bank of America, N.A.)(a)(c)	0.60%	08/01/17	705	705,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)	0.62%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.20%	05/01/31	600	600,000

University of Michigan Board of Regents; Series 2005 A, RB	5.00%	04/01/10	1,000	1,003,925

West Bloomfield School District; Series 2000, Unlimited Tax School Building and Sites GO(d)(e)	5.70%	05/01/10	650	655,405

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(a)(c)	0.55%	04/01/22	8,890	8,890,000

				12,304,330

Minnesota-4.39%

Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.25%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(c)	0.25%	10/01/23	725	725,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Unlimited Tax Aid Anticipation Ctfs. of Indebtedness GO	1.25%	09/30/10	1,000	1,003,651

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Notes	1.50%	09/10/10	1,450	1,456,854

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	2,250	2,267,715

Series 2009 B, COP	2.00%	09/10/10	4,000	4,035,820

Regents of the University of Minnesota,
Series 2005 A, Commercial Paper Notes	0.26%	07/08/10	2,100	2,100,000

Series 2007 C, Commercial Paper Notes	0.23%	03/04/10	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota-(continued)

St. Paul (City of) Port Authority;
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank A.G.)(a)(b)(c)(g)	0.28%	03/01/29	$1,070	$1,070,000

Series 2009-8 R, VRD District Heating RB (LOC-Deutsche Bank A.G.)(a)(b)(c)(g)	0.28%	12/01/28	700	700,000

Stearns (County of) Series 2010 C, Ref. Capital Improvement Unlimited Tax GO	2.00%	12/01/10	225	227,745

				25,586,785

Mississippi-3.84%

Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP-Chevron Corp.)(a)	0.25%	11/01/24	4,000	4,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.20%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/27	6,100	6,100,000

				22,400,000

Missouri-5.20%

Bridgeton (City of) Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	07/01/30	3,710	3,710,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.)(a)(c)	0.25%	11/01/18	3,270	3,270,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.)(a)(b)(c)	0.25%	09/01/39	3,995	3,995,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	07/01/24	2,535	2,535,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Bank of Des Moines)(a)	0.28%	12/01/19	3,230	3,230,000

St. Louis (City of) Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(a)(c)	0.21%	12/01/40	5,150	5,150,000

Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC- Bank of America, N.A.)(a)(b)(c)	0.35%	04/01/32	1,900	1,900,000

				30,290,000

Nevada-0.23%

Henderson (City of) (Catholic Healthcare West); Series 1999 A, Health Facility RB(d)(e)	6.75%	07/01/10	440	453,256

Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)(b)	0.31%	10/01/37	900	900,000

				1,353,256

New Hampshire-1.01%

New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Banco Santander S.A.)(a)(b)(c)(f)	0.37%	11/01/19	1,800	1,800,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(a)(c)	0.20%	07/01/33	4,075	4,075,000

				5,875,000

New Jersey-0.42%

Cape May (County of); Unlimited Tax and Improvement GO	4.00%	07/15/10	800	810,391

New Jersey (State of) Economic Development Authority (Institute of Electrical and Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC- Wells Fargo Bank, N.A.)(a)(c)	0.23%	04/01/14	1,650	1,650,000

				2,460,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico-0.05%

Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.50%	06/01/18	$300	$300,000

New York-0.52%

Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	3,000	3,022,341

North Carolina-3.46%

Alamance (County of) Industrial Facilities and Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities and Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/23	3,330	3,330,000

Cabaruss (County of) Industrial Facilities and Pollution Control Financing Authority (Cannon Memorial YMCA); Series 2002, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/23	1,680	1,680,000

Mecklenburg (County of) Industrial Facilities and Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	03/02/15	2,600	2,600,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/17	1,495	1,495,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/18	1,700	1,700,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/19	2,375	2,375,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/31	1,400	1,400,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/18	1,605	1,605,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	05/15/16	1,655	1,655,000

Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC- Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	11/01/27	1,790	1,790,000

				20,180,000

North Dakota-0.46%

Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank N.A.)(a)(c)	0.35%	12/01/14	2,655	2,655,000

Ohio-1.14%

Columbus (City of); Series 2009 B, Various Purpose Limited Tax GO	4.00%	07/01/10	700	708,323

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.)(a)(c)	0.53%	11/15/19	320	320,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	1,500	1,503,704

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)(f)	0.34%	01/01/34	365	365,000

Ohio (State of) (Buckeye Savers Bond); Series 2008 L, Highway Capital Improvement Unlimited Tax GO	3.50%	05/01/10	150	150,700

Ohio (State of);

Series 2001 A, Common Schools Capital Facilities Unlimited Tax GO(d)(e)	4.75%	06/15/10	1,550	1,568,840
Series 2001 F, Highway Capital Improvement Unlimited Tax GO	4.13%	05/01/10	500	502,807

Vandalia (City of)-Butler (Township of) City School District; Series 2009 A, School Improvement Unlimited Tax BAN GO	1.50%	03/01/10	1,500	1,500,000

				6,619,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon-0.75%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(c)	0.50%	07/01/27	$2,110	$2,110,000

Portland (City of) (Central City Streetcar Project); Series 2009 A, Ref. Limited Tax RB	1.00%	04/01/10	1,260	1,260,426

Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/34	1,005	1,005,000

				4,375,426

Pennsylvania-5.07%

Chester (County of) Health and Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/30	2,545	2,545,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/33	1,045	1,045,000

Jackson (Township of) Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.27%	12/01/34	2,000	2,000,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(a)(c)(g)	0.20%	07/01/38	9,500	9,500,000

Pennsylvania (Commonwealth of); Series 2009, Unlimited Tax GO TAN	1.50%	06/30/10	3,000	3,011,960

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	12/01/12	1,500	1,500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	08/01/22	700	700,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD Economic Development RB (LOC- PNC Bank, N.A.)(a)(c)	0.29%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	04/01/17	525	525,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A-2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	06/01/11	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- Plymouth Meeting Friends School); Series 2001 C-2, VRD Economic Development RB (LOC- PNC Bank, N.A.)(a)(c)	0.29%	08/01/26	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	12/01/26	550	550,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	12/01/26	625	625,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	12/01/21	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	08/01/26	375	375,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.26%	08/01/35	1,160	1,160,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	11/01/18	900	900,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC-PNC Bank, N.A.)(a)(c)	0.35%	12/01/14	1,900	1,900,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/28	395	395,000

				29,531,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18 AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island-0.54%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$1,100	$1,112,043

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	2,000	2,013,307

				3,125,350

South Carolina-3.65%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,500	1,508,127

Greenville (County of) School District; Series 2009 C, Unlimited Tax GO	2.00%	06/01/10	2,000	2,007,550

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, VRD Educational Facilities RB (LOC-Bank of America, N.A.)(a)(c)(f)	0.50%	07/01/17	2,640	2,640,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.)(a)(c)(f)	0.25%	09/01/18	4,800	4,800,000

South Carolina (State of) Jobs-Economic Development Authority (Family YMCA of Greater Florence); Series 2000, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/15	1,500	1,500,000

South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/32	500	500,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	12/01/13	1,350	1,350,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	1,490	1,493,215

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	09/01/20	5,460	5,460,000

				21,258,892

Tennessee-0.46%
Jackson (City of) Health, Educational and Housing Facility Board (Union University); Series 2000, VRD RB (CEP- Federal Home Loan Bank of Cincinnati)(a)	0.40%	04/01/15	1,160	1,160,000

Marion (County of) Industrial and Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	06/01/25	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.25%	03/01/26	520	520,000

				2,680,000

Texas-5.89%
Austin (City of) Public Property Finance Contractual Obligations; Series 2009, Limited Tax GO	2.50%	05/01/10	650	652,066

Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	570,326

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC-University Parking System); Series 2004 A, Ref. VRD RB (LOC-BNP Paribas)(a)(c)(g)	1.01%	05/01/35	5,000	5,000,000

Fort Bend (County of); Series 2009, Ref. Limited Tax GO	4.00%	03/01/10	205	205,000

Harris (County of) Cultural Education Facilities Finance Corp. (Methodist Hospital System); Series 2009 C-1, Ref. RB	0.30%	08/03/10	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(g)	0.50%	03/01/14	1,750	1,750,000

Series 1985, VRD PCR(a)(g)	0.45%	11/01/19	1,700	1,700,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon)(a)(c)	1.24%	03/01/33	4,800	4,800,000

Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO	2.00%	03/01/10	1,700	1,700,000

Killeen (City of); Series 2009, Ref. Limited Tax GO	1.25%	08/01/10	1,130	1,133,306

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	2,100	2,100,000

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-Federal National Mortgage Association)(a)	0.21%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-Federal National Mortgage Association)(a)(b)(f)	0.30%	09/15/36	4,925	4,925,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19     AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)
Texas (State of); Series 2009, TAN	2.50%	08/31/10	$1,000	$1,010,637

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	900	900,000

				34,346,335

Utah-0.13%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.)(a)(c)	0.28%	08/01/28	740	740,000

Vermont-2.27%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.)(a)(c)(g)	0.23%	05/01/29	13,205	13,205,000

Virginia-4.01%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.19%	03/01/35	10,000	10,000,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	470	472,259

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)(f)	0.30%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/30	3,000	3,000,000

Norfolk (City of) Economic Development Authority (Sentara Healthcare); Series 2009 A, Ref. VRD Hospital Facilities RB(a)	0.23%	11/01/34	6,000	6,000,000

Norfolk (City of) Redevelopment and Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/21	1,395	1,395,000

				23,367,259

Washington-3.90%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial Commercial Paper RB(g)	0.23%	03/03/10	1,500	1,500,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.)(a)(c)	0.20%	12/01/19	12,000	12,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC- U.S. Bank, N.A.)(a)(b)(c)	0.50%	11/01/23	1,000	1,000,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD Industrial RB (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.50%	07/01/21	1,005	1,005,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP-Federal National Mortgage Association)(a)(b)	0.25%	07/15/32	5,500	5,500,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(c)	0.50%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/32	645	645,000

				22,705,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20     AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia-1.21%
Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC-PNC Bank, N.A.)(a)(c)(f)	0.29%	07/01/14	$400	$400,000

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000 A, Hospital RB(d)(e)	6.75%	09/01/10	605	629,842

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC-Royal Bank of Scotland PLC )(a)(c)(g)	0.20%	12/01/42	6,000	6,000,000

				7,029,842

Wisconsin-0.94%
Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, RB (LOC-U.S. Bank, N.A.)(c)	0.22%	06/02/10	4,275	4,275,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	07/01/35	1,210	1,210,000

				5,485,000

TOTAL INVESTMENTS(h)(i)-97.97% (Cost $570,935,716)				570,935,716

OTHER ASSETS LESS LIABILITIES-2.03%				11,805,963

NET ASSETS-100.00%				$582,741,679

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $22,240,000, which represented 3.82% of the Fund’s Net Assets.

(g)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.3%; other countries less than 5% each: 4.3%.

(h)	Also represents cost for federal income tax purposes. See accompanying Notes to Financial Statements which are an integral part of the financial statements.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21     AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	19.2%

Bank of America, N.A.	8.6

JPMorgan Chase Bank, N.A.	8.5

PNC Bank, N.A.	6.8

Federal Home Loan Mortgage Corp.	6.3

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22     AIM Treasurer’s Series Trust

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$2,750,599,506	$725,180,268	$570,935,716

Repurchase agreements	698,048,485	750,042,146	—

Total investments, at value	3,448,647,991	1,475,222,414	570,935,716

Cash	—	—	10,486,782

Receivables for:
Investments sold	100,000	—	1,160,000

Fund shares sold	927,852	11,248	81,026

Interest	668,664	489,804	542,286

Fund expenses absorbed	—	14,480	—

Investment for trustee deferred compensation and retirement plans	—	6,512	—

Other assets	33	—	99

Total assets	3,450,344,540	1,475,744,458	583,205,909

Liabilities:
Payables for:
Investments purchased	19,996,728	15,056,352	427,749

Fund shares reacquired	184,633	113,163	100

Amount due custodian	6,000,059	—	—

Dividends	88,143	20,455	34,560

Accrued fees to affiliates	879	3,486	1,821

Accrued operating expenses	—	1,414	—

Trustee deferred compensation and retirement plans	—	7,257	—

Total liabilities	26,270,442	15,202,127	464,230

Net assets applicable to shares outstanding	$3,424,074,098	$1,460,542,331	$582,741,679

Net assets consist of:
Shares of beneficial interest	$3,423,972,128	$1,460,477,845	$582,741,442

Undistributed net investment income	53,862	28,451	444

Undistributed net realized gain (loss)	48,108	36,035	(207)

	$3,424,074,098	$1,460,542,331	$582,741,679

Net Assets:
Investor Class	$77,774,392	$29,632,593	$21,049,205

Institutional Class	$3,346,299,706	$1,430,909,738	$561,692,474

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	77,766,463	29,631,434	21,049,402

Institutional Class	3,346,208,200	1,430,874,812	561,692,484

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23     AIM Treasurer’s Series Trust

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$6,111,845	$2,007,068	$891,584

Expenses:
Advisory fees	4,757,218	1,796,874	530,993

Treasury Guarantee Program Fee	64,076	—	3,997

Total expenses	4,821,294	1,796,874	534,990

Less: Fees waived	(571,875)	(290,252)	—

Net expenses	4,249,419	1,506,622	534,990

Net investment income	1,862,426	500,446	356,594

Net realized gain (loss) from Investment securities	1,918	—	(132)

Net increase in net assets resulting from operations	$1,864,344	$500,446	$356,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24     AIM Treasurer’s Series Trust

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

			Premier U.S. Government		Premier Tax-Exempt
	Premier Portfolio		Money Portfolio		Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$1,862,426	$42,061,327	$500,446	$7,764,542	$356,594	$3,293,329

Net realized gain (loss)	1,918	46,190	—	48,892	(132)	10

Net increase in net assets resulting from operations	1,864,344	42,107,517	500,446	7,813,434	356,462	3,293,339

Distributions to shareholders from net investment income:
Investor Class	(37,764)	(1,173,025)	(10,208)	(273,113)	(20,722)	(294,166)

Institutional Class	(1,824,662)	(40,888,302)	(490,238)	(7,491,429)	(335,872)	(2,999,163)

Total distributions from net investment income	(1,862,426)	(42,061,327)	(500,446)	(7,764,542)	(356,594)	(3,293,329)

Share transactions-net:
Investor Class	(5,035,623)	(25,819,867)	(1,707,629)	1,872,605	(4,097,872)	707,286

Institutional Class	(627,630,210)	(546,257,104)	(174,761,166)	1,155,205,117	214,672,539	84,938,181

Net increase (decrease) in net assets resulting from share transactions	(632,665,833)	(572,076,971)	(176,468,795)	1,157,077,722	210,574,667	85,645,467

Net increase (decrease) in net assets	(632,663,915)	(572,030,781)	(176,468,795)	1,157,126,614	210,574,535	85,645,477

Net assets:
Beginning of period	4,056,738,013	4,628,768,794	1,637,011,126	479,884,512	372,167,144	286,521,667

End of period*	$3,424,074,098	$4,056,738,013	$1,460,542,331	$1,637,011,126	$582,741,679	$372,167,144

* Includes accumulated undistributed net investment income	$53,862	$53,862	$28,451	$28,451	$444	$444

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
     The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
25     AIM Treasurer’s Series Trust

     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Fund’s Board approved to participate in the final extension of the Program through September 18, 2009. The program expired on September 18, 2009.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
26     AIM Treasurer’s Series Trust

J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (3) the cost of participating in the United States Treasury Temporary Guarantee Program; and (4) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
     Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
     For the six months ended February 28, 2010, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$570,861

Premier U.S. Government Money Portfolio	215,624

     Further, Invesco and/or Invesco Aim Distributors, Inc. (“IADI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio and Premier U.S. Government Money Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$21	$993

Premier U.S. Government Money Portfolio	1,584	73,044

     The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IAIS do not charge the Funds any fees under these agreements.
     The Trust has entered into a master distribution agreement with IADI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
27     AIM Treasurer’s Series Trust

NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$3,448,647,991	$—	$3,448,647,991

Premier U.S. Government Money Portfolio	—	1,475,222,414	—	1,475,222,414

Premier Tax-Exempt Portfolio	—	570,935,716	—	570,935,716

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
     Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund listed below had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Carryforward*
2012

Premier Tax-Exempt Portfolio	$75

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
28     AIM Treasurer’s Series Trust

NOTE 7—Share Information
Premier Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	12,296,125	$12,296,125	47,633,427	$47,633,427

Institutional Class	7,052,402,941	7,052,402,941	24,531,054,932	24,531,054,932

Issued as reinvestment of dividends:
Investor Class	36,158	36,158	1,099,467	1,099,467

Institutional Class	679,970	679,970	16,096,073	16,096,073

Reacquired:
Investor Class	(17,367,906)	(17,367,906)	(74,552,761)	(74,552,761)

Institutional Class	(7,680,713,121)	(7,680,713,121)	(25,093,408,109)	(25,093,408,109)

Net increase (decrease) in share activity	(632,665,833)	$(632,665,833)	(572,076,971)	$(572,076,971)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 41% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
Premier U.S. Government Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	6,007,329	$6,007,329	28,241,195	$28,241,195

Institutional Class	2,552,492,391	2,552,492,391	5,960,891,705	5,960,891,705

Issued as reinvestment of dividends:
Investor Class	10,078	10,078	262,544	262,544

Institutional Class	302,644	302,644	3,642,356	3,642,356

Reacquired:
Investor Class	(7,725,036)	(7,725,036)	(26,631,134)	(26,631,134)

Institutional Class	(2,727,556,201)	(2,727,556,201)	(4,809,328,944)	(4,809,328,944)

Net increase (decrease) in share activity	(176,468,795)	$(176,468,795)	1,157,077,722	$1,157,077,722

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
29     AIM Treasurer’s Series Trust

NOTE 7—Share Information—(continued)
Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	2,162,104	$2,162,104	29,004,073	$29,004,073

Institutional Class	778,871,906	778,871,906	751,825,717	751,825,717

Issued as reinvestment of dividends:
Investor Class	20,188	20,188	270,951	270,951

Institutional Class	360,193	360,193	3,010,446	3,010,446

Reacquired:
Investor Class	(6,280,164)	(6,280,164)	(28,567,738)	(28,567,738)

Institutional Class	(564,559,560)	(564,559,560)	(669,897,982)	(669,897,982)

Net increase in share activity	210,574,667	$210,574,667	85,645,467	$85,645,467

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 8—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco.”
30	AIM Treasurer’s Series Trust

NOTE 9—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Investor Class

										Ratio of		Ratio of
										expenses		expenses		Ratio of net
	Net asset			Net gains		Dividends				to average		to average net		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	net assets		assets without		income
	beginning	investment		securities (both	investment	investment	value, end	Total	end of period	with fee waivers		fee waivers		to average
	of period	income		realized )	operations	income	of period	Return(a)	(000s omitted)	and/or expense		and/or expense		net assets

Premier Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.05%	$77,774	0.22	%(c)	0.25	%(c)	0.10	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	115,642	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.55	99,491	0.17		0.25		4.74
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	2.46	112,067	0.20		0.25		2.34

Premier U.S. Government Money Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	29,633	0.21	(c)	0.25	(c)	0.06	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	30,569	0.17		0.25		5.13
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	1.00	4.44	29,739	0.17		0.25		4.34
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	2.06	31,598	0.52		0.96		1.98

Premier Tax-Exempt Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	21,049	0.25	(c)	0.25	(c)	0.15	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	18,920	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	17,420	0.25		0.25		2.99
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	1.88	20,682	0.25		0.25		1.88

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.

(b)	Calculated using average shares outstanding.

(c)	Ratios are annualized and based on average daily net assets (000s omitted) of $79,615, $30,767 and $21,892 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
31	AIM Treasurer’s Series Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$1.09	$1,023.70	$1.10	0.22%
Premier U.S. Government Money Portfolio	1,000.00	1,000.30	1.04	1,023.75	1.05	0.21
Premier Tax-Exempt Portfolio	1,000.00	1,001.00	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
32	AIM Treasurer’s Series Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Under the Products & Performance tab at the top of the home page, click on Mutual Funds. At left, select Money Market and then scroll down to find your Fund. Finally, click on Complete Monthly Holdings in the Resources column at right. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

     If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., AIM Treasurer’s Series Trust becomes Invesco Treasurer’s Series Trust and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-I-TST-SAR-1	Invesco Aim Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust (ATST)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
23	Financial Statements
25	Notes to Financial Statements
31	Financial Highlights
32	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Global Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd. References to Invesco Fixed Income describe a fixed income team composed of affiliated Invesco entities worldwide.
Unless otherwise stated, information presented in this report is as of February 28, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/10

FUND		YIELDS		WEIGHTED AVERAGE MATURITY		TOTAL NET ASSETS
		7-Day SEC Yields
		Had Fees Not
		Been Waived and/or		Range During
	7-Day	Expenses Not	Monthly	Reporting	At Reporting
	SEC Yields	Been Reimbursed	Yields	Period	Period End

Premier	0.02%	-0.01%	0.04%	35 - 55 days	43 days	$3.3 billion

Premier
U.S. Government Money	0.02	-0.02	0.02	32 - 55 days	44 days	1.4 billion

Premier Tax-Exempt	0.08	0.08	0.08	24 - 41 days	29 days	561.6 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the adviser and distributor not waived certain fees and/or reimbursed certain expenses for Premier and Premier U.S. Government Money, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2AIM Treasurer’s Series Trust

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
While 2009 was a challenging year for all of us, the final months of the decade concluded with many of us feeling more optimistic about the years ahead. Perhaps one of the most valuable lessons from 2009 is the importance of a long-term, diversified investment strategy, which I’ve mentioned in previous letters.
     Cash and cash equivalents comprised an important segment of many investors’ portfolios during the volatile market environment in 2009. As it has over the years, Invesco Global Cash Management served its clients well during this period of uncertainty by adhering to its conservative investment philosophy.
     Having navigated the recent crisis without any credit issues in our money market funds, Invesco continues to work with industry officials and regulatory authorities to identify “best practices” for the money market fund industry going forward. New rules for money market funds approved in January 2010 by the U.S. Securities and Exchange Commission incorporate many of these best practices, and promise additional disclosure and greater transparency for money market fund investors.
     Just as Invesco Global Cash Management is committed to managing its money market funds for safety and liquidity, your Board is committed to earning your continued trust. Board members exercise oversight to maintain the AIM Funds’ “Investor First” orientation, manage costs and enhance performance to put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year, and we view this addition as an opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing and serving you.
Best regards,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was a challenging one for investors in short-term cash management investments – as well as for those of us who manage such investments.
     After four quarters of contraction, the U.S. economy expanded in the third and fourth quarters of 2009. Although the strength and sustainability of the economic recovery was uncertain, signs of improvement were undeniable.
     Nonetheless, after experiencing significant stock market volatility over the last couple of years, many investors remained risk averse and preferred the relative safety and liquidity of cash or cash equivalents to equities. They did so despite historically low yields on money market funds.
     During the reporting period, those of us at Invesco Global Cash Management faced the challenge of providing investors with positive yields despite record-low short-term interest rates – and doing so in the face of a shrinking supply of creditworthy money market securities.
     Despite these challenges, we remained steadfast in our commitment to minimizing credit risk in our portfolios and avoiding issuers with potential event and headline risk. Our strict adherence to our time-tested credit and risk management processes was reflected in our continued growth in calendar year 2009 – when our growth outpaced the industry and our assets under management reached an all-time high.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

3AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–50.00%(a)

Asset-Backed Securities–Commercial Loans/Leases–4.38%(b)(c)

Atlantis One Funding Corp.	0.22%	06/16/10	$100,000	$99,936,097

Atlantis One Funding Corp.	0.29%	08/09/10	50,000	49,935,153

				149,871,250

Asset-Backed Securities–Consumer Receivables–3.45%(c)

Amsterdam Funding Corp.	0.21%	03/02/10	28,320	28,319,835

Amsterdam Funding Corp.	0.16%	03/19/10	40,000	39,996,800

Sheffield Receivables Corp.	0.20%	03/01/10	50,000	50,000,000

				118,316,635

Asset-Backed Securities–Fully Supported Bank–9.22%(c)

Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/06/10	137,000	136,945,200

Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/09/10	60,000	59,974,000

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)	0.27%	03/05/10	24,000	23,999,280

Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	04/09/10	30,000	29,987,000

LMA-Americas LLC (CEP–Credit Agricole, S.A.)(b)	0.22%	03/15/10	30,000	29,997,433

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)	0.19%	04/22/10	35,000	34,990,395

				315,893,308

Asset-Backed Securities–Multi-Purpose–6.53%(c)

Atlantic Asset Securitization LLC	0.21%	03/05/10	30,000	29,999,300

Atlantic Asset Securitization LLC	0.22%	03/11/10	26,500	26,498,380

Atlantic Asset Securitization LLC	0.18%	04/06/10	45,028	45,019,895

Atlantic Asset Securitization LLC	0.18%	04/14/10	50,000	49,989,000

Mont Blanc Capital Corp.(b)	0.17%	03/09/10	40,000	39,998,489

Mont Blanc Capital Corp.(b)	0.18%	03/12/10	32,000	31,998,240

				223,503,304

Asset-Backed Securities–Securities–6.54%(b)(c)

Cancara Asset Securitisation Ltd./LLC	0.26%	03/15/10	50,000	49,994,945

Cancara Asset Securitisation Ltd./LLC	0.22%	04/20/10	50,000	49,984,722

Cancara Asset Securitisation Ltd./LLC	0.22%	05/10/10	20,000	19,991,444

Solitaire Funding Ltd./LLC	0.20%	03/05/10	40,000	39,999,111

Solitaire Funding Ltd./LLC	0.20%	03/12/10	34,000	33,997,922

Tempo Finance Ltd./Corp.	0.21%	04/06/10	30,000	29,993,700

				223,961,844

Diversified Banks–9.17%(b)

Banco Bilbao Vizcaya Argentaria, S.A.(c)	0.32%	04/16/10	80,000	79,967,289

Bank of Nova Scotia	0.21%	06/02/10	75,000	74,959,313

Lloyds TSB Bank PLC	0.24%	05/05/10	45,000	44,980,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer’s Series Trust

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.	0.25%	03/24/10	$85,000	$84,986,695

Societe Generale North America, Inc.	0.23%	05/25/10	29,000	28,984,251

				313,878,048

Integrated Oil & Gas–0.88%(b)(c)

Total Capital S.A.	0.15%	03/15/10	30,000	29,998,250

Life & Health Insurance–3.12%(c)

Metlife Short Term Funding LLC	0.19%	03/09/10	11,000	10,999,535

Metlife Short Term Funding LLC	0.19%	03/15/10	20,900	20,898,456

Metlife Short Term Funding LLC	0.19%	03/23/10	55,000	54,993,614

Metlife Short Term Funding LLC	0.19%	04/01/10	20,000	19,996,728

				106,888,333

Municipal Commercial Paper–0.29%(d)

Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, Variable Rate RB (LOC–U.S. Bank, N.A.)	0.22%	05/24/10	10,000	10,000,000

Packaged Foods & Meats–2.19%(b)

Nestle Capital Corp.	0.30%	10/04/10	75,000	74,864,375

Regional Banks–4.23%(b)

Banque et Caisse dEpargne de lEtat	0.23%	04/13/10	100,000	99,973,125

Banque et Caisse dEpargne de lEtat	0.23%	06/09/10	44,800	44,771,378

				144,744,503

Total Commercial Paper (Cost $1,711,919,850)				1,711,919,850

Certificates of Deposit–23.56%

Diversified Banks–23.56%

Alliance & Leicester PLC(b)(e)(f)	0.30%	—	50,000	50,000,000

Banco Bilbao Vizcaya Argentaria, S.A.	0.31%	07/26/10	25,000	25,000,510

Bank of Nova Scotia(f)	0.23%	12/06/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.17%	03/01/10	8,800	8,800,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.68%	09/16/10	50,000	50,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.22%	05/10/10	50,000	50,000,971

Rabobank Nederland(f)	0.35%	03/12/10	50,000	50,000,000

Royal Bank of Canada	0.30%	03/23/10	50,000	50,000,000

Royal Bank of Canada(f)	0.23%	11/04/10	47,000	47,000,000

Royal Bank of Scotland PLC	0.19%	03/15/10	75,000	75,000,000

Royal Bank of Scotland PLC	0.20%	03/22/10	100,000	100,000,000

Societe Generale	0.26%	04/06/10	50,000	50,000,747

Societe Generale	0.23%	05/03/10	26,000	26,000,000

Toronto-Dominion Bank	0.26%	07/01/10	75,000	75,000,000

Toronto-Dominion Bank(f)	0.23%	12/09/10	50,000	50,000,000

Total Certificates of Deposit (Cost $806,802,228)				806,802,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer’s Series Trust

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–4.71%(d)(f)(g)

Credit Enhanced–4.71%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)	0.23%	10/01/33	$15,755	$15,755,000

Butler (County of), Ohio (Lifesphere); Series 2002, Ref. VRD Healthcare Facilities Improvement RB (LOC–U.S. Bank, N.A.)	0.18%	05/01/27	15,830	15,830,000

Colorado (State of) Educational and Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)	0.18%	06/01/33	9,500	9,500,000

Connecticut (State of) Health and Educational Facilities Authority (Jerome Home Issue); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)	0.20%	07/01/36	4,500	4,500,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)	0.16%	04/01/33	3,000	3,000,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Health System); Series 2008 A, VRD Health Financing RB (LOC–JPMorgan Chase Bank, N.A.)	0.20%	09/01/32	4,885	4,885,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Issue); Series 2008 B, Hospital Financing VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.20%	09/01/37	20,435	20,435,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.22%	12/01/27	13,845	13,845,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.22%	12/01/28	26,990	26,990,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank,	0.18%	07/01/38	3,400	3,400,000
N.A.)

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)	0.16%	04/01/35	30,000	30,000,000

Wisconsin (State of) Health and Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)	0.16%	06/01/39	13,000	13,000,000

Total Variable Rate Demand Notes (Cost $161,140,000)				161,140,000

U.S. Government Sponsored Agency Securities–1.46%

Federal Home Loan Bank (FHLB)–1.46%
Unsec. Floating Rate Bonds(f) (Cost $50,000,000)	0.28%	05/21/10	50,000	50,000,000

Medium-Term Notes–0.60%(f)

U.S. Bancorp, Series 2006 P, Sr. Unsec. Unsub. Floating Rate MTN	0.28%	05/28/10	1,273	1,273,000

Series 2008 R, Sr. Unsec. Unsub. Floating Rate MTN	0.65%	05/06/10	6,034	6,038,883

Series 2008 R, Sr. Unsec. Unsub. Floating Rate MTN	0.66%	06/04/10	13,410	13,425,545

Total Medium-Term Notes (Cost $20,737,428)				20,737,428

TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.33% (Cost $2,750,599,506)				2,750,599,506

			Repurchase
			Amount
Repurchase Agreements–20.39%(h)
BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	408,051,885	408,048,485

RBC Capital Markets Corp., Term agreement dated 02/17/10, maturing value $150,017,875 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 4.50%-5.50%, 02/20/25-12/01/39)	0.13%	03/22/10	150,017,875	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/26/10, aggregate maturing value $1,000,020,000 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 03/01/10-02/12/51)	0.24%	03/01/10	140,002,800	140,000,000

Total Repurchase Agreements (Cost $698,048,485)				698,048,485

TOTAL INVESTMENTS(i)(j)–100.72% (Cost $3,448,647,991)				3,448,647,991

OTHER ASSETS LESS LIABILITIES–(0.72)%				(24,573,893)

NET ASSETS–100.00%				$3,424,074,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer’s Series Trust

Premier Portfolio
Investment Abbreviations:

CEP	–	Credit Enhancement Provider
LOC	–	Letter of Credit
MTN	–	Medium-Term Notes
RB	–	Revenue Bonds
Ref	–	Refunding
Sr.	–	Senior
Unsec.	–	Unsecured
Unsub.	–	Unsubordinated
VRD	–	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.2%; Netherlands: 7.4%; France: 5.1%; other countries less than 5% each: 12.4%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $109,965,539, which represented 3.21% of the Fund’s Net Assets.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(h)	Principal amount equals value at period end. See Note 1J.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe General	5.5%

Royal Bank of Scotland	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–47.60%

Federal Farm Credit Bank (FFCB)–6.23%

Disc. Notes(a)	0.50%	03/30/10	$10,000	$9,995,972

Floating Rate Bonds(b)	0.12%	08/17/10	35,000	34,999,177

Floating Rate Bonds(b)	0.17%	04/14/11	15,000	14,996,585

Unsec. Floating Rate Bonds(b)	0.15%	07/13/10	15,000	15,000,000

Unsec. Floating Rate Bonds(b)	0.14%	09/01/10	16,000	15,998,409

				90,990,143

Federal Home Loan Bank (FHLB)–13.26%

Unsec. Bonds	0.92%	04/09/10	10,000	10,004,379

Unsec. Bonds	0.55%	06/03/10	10,000	10,000,000

Unsec. Bonds	0.55%	06/04/10	15,000	15,011,983

Unsec. Bonds	0.55%	06/10/10	25,000	24,991,837

Unsec. Disc. Notes(a)	0.17%	04/26/10	19,000	18,994,828

Unsec. Disc. Notes(a)	0.48%	05/05/10	5,164	5,159,525

Unsec. Floating Rate Bonds(b)	0.04%	10/22/10	15,000	14,989,587

Unsec. Floating Rate Bonds(b)	0.62%	11/08/10	15,000	15,050,910

Unsec. Floating Rate Bonds(b)	0.14%	11/18/10	12,500	12,496,606

Unsec. Floating Rate Bonds(b)	0.12%	05/16/11	25,000	24,996,922

Unsec. Floating Rate Bonds(b)	0.25%	05/25/11	10,000	10,000,000

Unsec. Floating Rate Global Bonds(b)	0.10%	07/09/10	12,000	11,997,932

Unsec. Floating Rate Global Bonds(b)	0.25%	06/21/11	10,000	9,997,387

Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,645

				193,691,541

Federal Home Loan Mortgage Corp. (FHLMC)–13.64%

Global Notes	2.38%	05/28/10	10,000	10,051,836

Unsec. Disc. Notes(a)	0.21%	04/19/10	12,500	12,496,427

Unsec. Disc. Notes(a)	0.17%	04/26/10	10,000	9,997,356

Unsec. Disc. Notes(a)	0.43%	05/17/10	7,000	6,993,487

Unsec. Disc. Notes(a)	0.21%	05/18/10	15,000	14,993,175

Unsec. Disc. Notes(a)	0.19%	05/24/10	14,460	14,453,589

Unsec. Disc. Notes(a)	0.22%	05/25/10	15,881	15,872,751

Unsec. Disc. Notes(a)	0.25%	06/21/10	13,655	13,644,380

Unsec. Disc. Notes(a)	0.18%	07/08/10	15,000	14,990,594

Unsec. Disc. Notes(a)	0.19%	07/13/10	7,628	7,622,605

Unsec. Disc. Notes(a)	0.25%	09/14/10	10,000	9,986,319

Unsec. Floating Rate Global Notes(b)	0.15%	07/12/10	5,510	5,509,699

Unsec. Floating Rate Global Notes(b)	0.16%	05/04/11	17,065	17,060,985

Unsec. Floating Rate MTN(b)	0.33%	03/09/11	8,614	8,625,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Floating Rate MTN(b)	0.18%	08/05/11	$9,910	$9,910,485

Series M006, Class A, Taxable Multi-Family VRD Ctfs.(b)(c)	0.30%	10/15/45	27,082	27,081,535

				199,290,868

Federal National Mortgage Association (FNMA)–14.26%

Unsec. Disc. Notes(a)	0.16%	04/06/10	10,000	9,998,400

Unsec. Disc. Notes(a)	0.19%	04/14/10	15,000	14,996,517

Unsec. Disc. Notes(a)	0.18%	05/05/10	10,000	9,996,750

Unsec. Disc. Notes(a)	0.25%	07/19/10	10,000	9,990,278

Unsec. Disc. Notes(a)	0.21%	08/09/10	15,000	14,985,912

Unsec. Disc. Notes(a)	0.27%	08/16/10	10,000	9,987,400

Unsec. Disc. Notes(a)	0.31%	10/01/10	10,000	9,981,572

Unsec. Disc. Notes(a)	0.30%	11/15/10	7,500	7,483,812

Unsec. Disc. Notes(a)	0.42%	12/01/10	23,000	22,924,910

Unsec. Disc. Notes(a)	0.35%	01/03/11	10,000	9,970,056

Unsec. Disc. Notes(a)	0.36%	01/18/11	5,000	4,983,850

Unsec. Floating Rate Global Notes(b)	0.14%	07/13/10	40,000	39,994,934

Unsec. Global Notes	2.50%	04/09/10	16,500	16,540,537

Unsec. Global Notes	3.00%	07/12/10	14,192	14,334,632

Unsec. Global Notes	3.25%	08/12/10	11,900	12,062,633

				208,232,193

Overseas Private Investment Corp. (OPIC)–0.21%(b)(c)

Gtd. VRD COP Bonds	0.16%	03/15/19	3,000	3,000,000

Total U.S. Government Sponsored Agency Securities (Cost $695,204,745)				695,204,745

U.S. Treasury Bills–2.05%(a)

U.S. Treasury Bills	0.20%	04/01/10	15,000	14,997,417

U.S. Treasury Bills	0.26%	06/17/10	10,000	9,992,350

U.S. Treasury Bills	0.32%	01/13/11	5,000	4,985,756

Total U.S. Treasury Bills (Cost $29,975,523)				29,975,523

TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.65% (Cost $725,180,268)				725,180,268

			Repurchase
			Amount
Repurchase Agreements–51.35%(d)
Banc of America Securities LLC, Joint agreement dated 02/26/10, aggregate maturing value $500,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,009; 0%- 6.63%, 11/26/10-11/15/30)	0.11%	03/01/10	70,000,641	70,000,000

Barclays Capital Inc., Term joint agreement dated 02/22/10, aggregate maturing value $500,046,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,504; 0%, 01/15/11- 04/15/30)	0.12%	03/22/10	50,004,667	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/26/10, aggregate maturing value $1,430,011,917 (collateralized by U.S. Treasury obligations valued at $1,458,600,048; 0.75%-2.75%, 12/31/10-02/29/16)	0.10%	03/01/10	110,043,063	110,042,146

BNP Paribas Securities Corp., Term joint agreement dated 01/15/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,045,075; 0%- 7.13%, 03/22/10-02/09/40)	0.11%	04/15/10	50,013,750	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

BNP Paribas Securities Corp., Term joint agreement dated 01/22/10, aggregate maturing value $500,088,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,050; 0%- 10.70%, 03/01/10-01/15/48)	0.13%	03/12/10	$50,008,847	$50,000,000

Credit Suisse Securities (USA) LLC, Term joint agreement dated 01/14/10, aggregate maturing value $500,137,500 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $510,000,934; 4.50%, 03/01/10-02/15/36)	0.11%	04/14/10	50,013,750	50,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,832; 0%- 1.84%, 08/23/10-02/01/13)	0.11%	03/01/10	70,000,642	70,000,000

HSBC Securities (USA) Inc., Joint agreement dated 02/26/10, aggregate maturing value $250,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,635; 0%- 10.70%, 03/26/10-04/15/30)	0.12%	03/01/10	100,001,000	100,000,000

RBC Capital Markets Corp., Joint agreement dated 02/26/10, aggregate maturing value of $250,002,292 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,178; 0%- 8.95%, 03/04/10-04/15/42)	0.11%	03/01/10	200,001,834	200,000,000

Total Repurchase Agreements (Cost $750,042,146)				750,042,146

TOTAL INVESTMENTS(e)–101.00% (Cost $1,475,222,414)				1,475,222,414

OTHER ASSETS LESS LIABILITIES–(1.00)%				(14,680,083)

NET ASSETS–100.00%				$1,460,542,331

Investment Abbreviations:

COP	–	Certificates of Participation
Ctfs.	–	Certificates
Disc.	–	Discounted
MTN	–	Medium-Term Notes
Unsec.	–	Unsecured
VRD	–	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d)	Principal amount equals value at period end. See Note 1J.

(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10AIM Treasurer’s Series Trust

Schedule of Investments
February 28, 2010
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–97.97%

Alabama–1.35%

Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.28%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP– Federal Home Loan Bank of Atlanta)(a)(b)	0.40%	03/01/14	1,490	1,490,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.38%	07/01/15	2,605	2,605,000

				7,878,000

Alaska–0.19%

University of Alaska; Series 2009 P, Ref. General RB	2.00%	10/01/10	1,125	1,136,321

Arizona–0.97%

Glendale (City of); Series 2000, Limited Tax GO(d)(e)	5.38%	07/01/10	500	507,943

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–Federal Home Loan Bank of San Francisco)(a)	0.25%	10/01/25	5,130	5,130,000

				5,637,943

Colorado–2.16%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	02/01/31	2,555	2,555,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	02/01/31	1,325	1,325,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/34	575	575,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/30	2,185	2,185,000

Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	800	804,392

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/24	1,200	1,200,000

Colorado (State of) Housing and Finance Authority (Genesis Innovations, LLC and Saddlenotch, LLC); Series 2001, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	09/01/21	175	175,000

Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO	6.00%	10/01/10	250	257,955

Denver (City and County of) Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/37	645	645,000

Galleria Metropolitan District; Series 2004, Ref. VRD Limited Tax GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/29	1,450	1,450,000

Montrose (County of) (Gordon Development LLC); Series 2004 A, VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	06/01/14	600	600,000

Water Valley Metropolitan District No. 2; Series 2005, VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	12/01/24	800	800,000

				12,572,347

Delaware–0.57%

Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/22	3,320	3,320,000

District of Columbia–2.44%

District of Columbia (The Field School Inc.); Series 2001 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	07/01/31	3,330	3,330,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(c)	0.18%	06/01/27	10,900	10,900,000

				14,230,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–7.00%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	12/01/29	$6,930	$6,930,000

Duval (County of) Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.19%	10/01/32	5,275	5,275,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.21%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/21	1,340	1,340,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.20%	07/01/32	9,150	9,150,000

Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 1999 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	08/01/20	2,295	2,295,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/15	3,260	3,260,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(c)(g)	0.21%	06/01/36	10,300	10,300,000

Sumter (County of) Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.30%	03/01/42	1,530	1,530,000

				40,780,000

Georgia–5.46%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(f)	0.30%	01/01/29	1,400	1,400,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/21	1,005	1,005,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(f)	0.28%	04/01/24	3,290	3,290,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/28	2,740	2,740,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/20	2,125	2,125,000

Fulton (County of) Development Authority (Southside Medical Center, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/17	4,315	4,315,000

Gainesville and Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.35%	05/01/24	1,180	1,180,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(f)	0.50%	09/01/19	1,500	1,500,000

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.21%	06/15/25	4,100	4,100,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School and Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	09/01/20	4,300	4,300,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/27	1,460	1,460,000

Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC–Deutsche Bank A.G.)(a)(c)(g)	0.51%	02/01/15	2,000	2,000,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%	11/01/22	1,400	1,400,000

				31,815,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–13.15%

Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)(f)	0.50%	06/01/19	$3,500	$3,500,000

Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC–Harris N.A.)(a)(c)	0.20%	03/01/35	7,450	7,450,000

Aurora (City of) Kane, Illinois Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.30%	12/01/21	4,750	4,750,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(b)(c)(f)	0.41%	03/01/33	2,900	2,900,000

Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.35%	05/01/24	1,400	1,400,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	06/01/27	1,210	1,210,000

Illinois (State of) Development Finance Authority (Countryside Montessori Schools, Inc.); Series 1997, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(f)	0.50%	06/01/17	520	520,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(a)(c)	0.20%	09/01/24	1,600	1,600,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	02/01/21	2,080	2,080,000

Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC–Northern Trust Co.)(c)	0.21%	04/05/10	5,376	5,376,000

Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank N.A.)(a)(c)	0.23%	01/01/29	2,200	2,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB(a)	0.37%	11/01/30	1,000	1,000,000

Series 2008 A-2, VRD RB(a)	0.35%	11/01/30	1,500	1,500,000

Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.30%	07/01/27	200	200,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.25%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2010 B, VRD Notes (LOC–Harris Bank, N.A.)(a)(c)	0.20%	06/30/10	7,270	7,270,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	08/01/28	12,960	12,960,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.30%	05/01/14	250	250,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB(a)	0.32%	12/01/46	3,100	3,100,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.30%	10/01/40	3,040	3,040,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.25%	05/01/42	2,600	2,600,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.29%	12/01/39	985	985,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(b)(c)	0.47%	04/01/22	1,750	1,750,000

				76,641,000

Indiana–6.65%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.70%	12/01/23	1,090	1,090,000

Columbus (City of) (Arbors at Waters Edge Apartments); Series 2004, VRD Economic Development RB (CEP– Federal Home Loan Bank of Cincinnati)(a)(b)	0.25%	11/01/36	2,625	2,625,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	12/01/18	1,100	1,100,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development Revenue and Improvement Bonds (LOC–PNC Bank, N.A.)(a)(c)	0.28%	08/01/37	4,850	4,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)	Value

Indiana–(continued)

Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc.);
Series 1998, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%		01/01/24	$4,100	$4,100,000

Series 1999, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%		01/01/29	1,300	1,300,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%		02/01/25	2,295	2,295,000

Indiana (State of) Housing Finance Authority (Pedcor Investments-Cumberland Crossing Apartments Development); Series 1997 M-B, VRD MFH RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.61%		01/01/29	710	710,000

Indiana University (Trustees of); Series 2008 A, Consolidated RB	5.00%		06/01/10	975	985,866

Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%		08/06/10	3,875	3,875,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.41%		03/01/22	1,740	1,740,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.51%		06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)	0.47%		11/01/18	2,130	2,130,000

Noblesville (City of) (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.25%		06/01/38	5,669	5,669,000

Series 2003 B, VRD Economic Development RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.23%		06/01/38	1,072	1,072,000

Portage (City of) (Pedcor Investments-Port Crossing III Apartments); Series 1995 B, VRD Economic Development RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.62%		08/01/30	602	602,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.51%		10/01/19	2,450	2,450,000

					38,733,866

Iowa–0.55%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.30%		06/01/28	1,325	1,325,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		07/01/16	600	600,000

West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%		06/01/10	1,300	1,306,720

					3,231,720

Kansas–0.53%

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%		06/01/10	2,000	2,005,644

Shawnee (City of) (Simmons Co.); Series 1996, VRD Private Activity RB (LOC–Deutsche Bank A.G.)(a)(b)(c)(f)	0.49	%(g)	12/01/16	1,090	1,090,000

					3,095,644

Kentucky–0.82%

Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)(f)	0.41%		09/01/10	100	100,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(c)	0.18%		12/01/38	4,700	4,700,000

					4,800,000

Louisiana–0.34%

Calcasieu Parish Public Trust Authority (WPT Corporation Project); Series 1997, VRD Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.31%		12/01/27	2,000	2,000,000

Maine–0.15%

Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		04/01/24	875	875,000

Maryland–1.23%

Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.30%		09/01/20	1,180	1,180,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.19%	07/01/32	$5,240	$5,240,000

Maryland (State of) Health & Higher Educational Facilities Authority (North Arundel Hospital Association, Inc.); Series 2000, RB(d)(e)	6.50%	07/01/10	500	514,803

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.); Series 2000, RB(d)(e)	6.75%	07/01/10	250	257,531

				7,192,334

Massachusetts–2.76%

Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(c)	0.50%	06/01/18	1,100	1,100,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(c)	0.28%	04/01/10	10,000	10,000,000

Massachusetts (State of) Health and Educational Facilities Authority (Partners Healthcare System); Series 2008 H-1, RB	0.30%	07/15/10	5,000	5,000,000

				16,100,000

Michigan–2.11%

Grand Rapids (City of) Economic Development Corporation (Amway Hotel Corporation); Series 1991 A, Ref. VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(c)	0.60%	08/01/17	705	705,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–Federal Home Loan Bank of Indianapolis)(a)(b)	0.62%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.81%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.20%	05/01/31	600	600,000

University of Michigan Board of Regents; Series 2005 A, RB	5.00%	04/01/10	1,000	1,003,925

West Bloomfield School District; Series 2000, Unlimited Tax School Building and Sites GO(d)(e)	5.70%	05/01/10	650	655,405

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.55%	04/01/22	8,890	8,890,000

				12,304,330

Minnesota–4.39%

Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.25%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.25%	10/01/23	725	725,000

Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Unlimited Tax Aid Anticipation Ctfs. of Indebtedness GO	1.25%	09/30/10	1,000	1,003,651

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Notes	1.50%	09/10/10	1,450	1,456,854

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	2,250	2,267,715

Series 2009 B, COP	2.00%	09/10/10	4,000	4,035,820

Regents of the University of Minnesota,
Series 2005 A, Commercial Paper Notes	0.26%	07/08/10	2,100	2,100,000

Series 2007 C, Commercial Paper Notes	0.23%	03/04/10	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota-(continued)

St. Paul (City of) Port Authority;
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank A.G.)(a)(b)(c)(g)	0.28%	03/01/29	$1,070	$1,070,000

Series 2009-8 R, VRD District Heating RB (LOC-Deutsche Bank A.G.)(a)(b)(c)(g)	0.28%	12/01/28	700	700,000

Stearns (County of) Series 2010 C, Ref. Capital Improvement Unlimited Tax GO	2.00%	12/01/10	225	227,745

				25,586,785

Mississippi-3.84%

Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP-Chevron Corp.)(a)	0.25%	11/01/24	4,000	4,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.20%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/27	6,100	6,100,000

				22,400,000

Missouri-5.20%

Bridgeton (City of) Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.30%	07/01/30	3,710	3,710,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.)(a)(c)	0.25%	11/01/18	3,270	3,270,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.)(a)(b)(c)	0.25%	09/01/39	3,995	3,995,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	07/01/24	2,535	2,535,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Bank of Des Moines)(a)	0.28%	12/01/19	3,230	3,230,000

St. Louis (City of) Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(a)(c)	0.21%	12/01/40	5,150	5,150,000

Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC- Bank of America, N.A.)(a)(b)(c)	0.35%	04/01/32	1,900	1,900,000

				30,290,000

Nevada-0.23%

Henderson (City of) (Catholic Healthcare West); Series 1999 A, Health Facility RB(d)(e)	6.75%	07/01/10	440	453,256

Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)(b)	0.31%	10/01/37	900	900,000

				1,353,256

New Hampshire-1.01%

New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Banco Santander S.A.)(a)(b)(c)(f)	0.37%	11/01/19	1,800	1,800,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.)(a)(c)	0.20%	07/01/33	4,075	4,075,000

				5,875,000

New Jersey-0.42%

Cape May (County of); Unlimited Tax and Improvement GO	4.00%	07/15/10	800	810,391

New Jersey (State of) Economic Development Authority (Institute of Electrical and Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC- Wells Fargo Bank, N.A.)(a)(c)	0.23%	04/01/14	1,650	1,650,000

				2,460,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico-0.05%

Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.50%	06/01/18	$300	$300,000

New York-0.52%

Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	3,000	3,022,341

North Carolina-3.46%

Alamance (County of) Industrial Facilities and Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities and Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/23	3,330	3,330,000

Cabaruss (County of) Industrial Facilities and Pollution Control Financing Authority (Cannon Memorial YMCA); Series 2002, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/23	1,680	1,680,000

Mecklenburg (County of) Industrial Facilities and Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	03/02/15	2,600	2,600,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/17	1,495	1,495,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/18	1,700	1,700,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/19	2,375	2,375,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/31	1,400	1,400,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/18	1,605	1,605,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	05/15/16	1,655	1,655,000

Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC- Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	11/01/27	1,790	1,790,000

				20,180,000

North Dakota-0.46%

Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank N.A.)(a)(c)	0.35%	12/01/14	2,655	2,655,000

Ohio-1.14%

Columbus (City of); Series 2009 B, Various Purpose Limited Tax GO	4.00%	07/01/10	700	708,323

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.)(a)(c)	0.53%	11/15/19	320	320,000

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	1,500	1,503,704

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-Federal Home Loan Bank of Indianapolis)(a)(b)(f)	0.34%	01/01/34	365	365,000

Ohio (State of) (Buckeye Savers Bond); Series 2008 L, Highway Capital Improvement Unlimited Tax GO	3.50%	05/01/10	150	150,700

Ohio (State of);
Series 2001 A, Common Schools Capital Facilities Unlimited Tax GO(d)(e)	4.75%	06/15/10	1,550	1,568,840

Series 2001 F, Highway Capital Improvement Unlimited Tax GO	4.13%	05/01/10	500	502,807

Vandalia (City of)-Butler (Township of) City School District; Series 2009 A, School Improvement Unlimited Tax BAN GO	1.50%	03/01/10	1,500	1,500,000

				6,619,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon-0.75%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(c)	0.50%	07/01/27	$2,110	$2,110,000

Portland (City of) (Central City Streetcar Project); Series 2009 A, Ref. Limited Tax RB	1.00%	04/01/10	1,260	1,260,426

Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	04/01/34	1,005	1,005,000

				4,375,426

Pennsylvania-5.07%

Chester (County of) Health and Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/30	2,545	2,545,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/33	1,045	1,045,000

Jackson (Township of) Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.27%	12/01/34	2,000	2,000,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(a)(c)(g)	0.20%	07/01/38	9,500	9,500,000

Pennsylvania (Commonwealth of); Series 2009, Unlimited Tax GO TAN	1.50%	06/30/10	3,000	3,011,960

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.);
Series 2009 A-1, VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	12/01/12	1,500	1,500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.);
Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	08/01/22	700	700,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD Economic Development RB (LOC- PNC Bank, N.A.)(a)(c)	0.29%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	04/01/17	525	525,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A-2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.24%	06/01/11	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- Plymouth Meeting Friends School); Series 2001 C-2, VRD Economic Development RB (LOC- PNC Bank, N.A.)(a)(c)	0.29%	08/01/26	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	12/01/26	550	550,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	12/01/26	625	625,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.41%	12/01/21	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B1, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	08/01/26	375	375,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)	0.26%	08/01/35	1,160	1,160,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.)(a)(c)	0.29%	11/01/18	900	900,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC-PNC Bank, N.A.)(a)(c)	0.35%	12/01/14	1,900	1,900,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/28	395	395,000

				29,531,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island-0.54%

East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$1,100	$1,112,043

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	2,000	2,013,307

				3,125,350

South Carolina-3.65%

Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,500	1,508,127

Greenville (County of) School District; Series 2009 C, Unlimited Tax GO	2.00%	06/01/10	2,000	2,007,550

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, VRD Educational Facilities RB (LOC-Bank of America, N.A.)(a)(c)(f)	0.50%	07/01/17	2,640	2,640,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.)(a)(c)(f)	0.25%	09/01/18	4,800	4,800,000

South Carolina (State of) Jobs-Economic Development Authority (Family YMCA of Greater Florence); Series 2000, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	06/01/15	1,500	1,500,000

South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/32	500	500,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	12/01/13	1,350	1,350,000

Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	1,490	1,493,215

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	09/01/20	5,460	5,460,000

				21,258,892

Tennessee-0.46%

Jackson (City of) Health, Educational and Housing Facility Board (Union University); Series 2000, VRD RB (CEP- Federal Home Loan Bank of Cincinnati)(a)	0.40%	04/01/15	1,160	1,160,000

Marion (County of) Industrial and Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)	0.35%	06/01/25	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.25%	03/01/26	520	520,000

				2,680,000

Texas-5.89%

Austin (City of) Public Property Finance Contractual Obligations; Series 2009, Limited Tax GO	2.50%	05/01/10	650	652,066

Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	570,326

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC-University Parking System); Series 2004 A, Ref. VRD RB (LOC-BNP Paribas)(a)(c)(g)	1.01%	05/01/35	5,000	5,000,000

Fort Bend (County of); Series 2009, Ref. Limited Tax GO	4.00%	03/01/10	205	205,000

Harris (County of) Cultural Education Facilities Finance Corp. (Methodist Hospital System); Series 2009 C-1, Ref. RB	0.30%	08/03/10	5,000	5,000,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(g)	0.50%	03/01/14	1,750	1,750,000

Series 1985, VRD PCR(a)(g)	0.45%	11/01/19	1,700	1,700,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon)(a)(c)	1.24%	03/01/33	4,800	4,800,000

Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO	2.00%	03/01/10	1,700	1,700,000

Killeen (City of); Series 2009, Ref. Limited Tax GO	1.25%	08/01/10	1,130	1,133,306

Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, VRD PCR(a)	0.29%	02/15/17	2,100	2,100,000

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-Federal National Mortgage Association)(a)	0.21%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-Federal National Mortgage Association)(a)(b)(f)	0.30%	09/15/36	4,925	4,925,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

Texas (State of); Series 2009, TAN	2.50%	08/31/10	$1,000	$1,010,637

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	900	900,000

				34,346,335

Utah-0.13%

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.)(a)(c)	0.28%	08/01/28	740	740,000

Vermont-2.27%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.)(a)(c)(g)	0.23%	05/01/29	13,205	13,205,000

Virginia-4.01%

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(a)	0.19%	03/01/35	10,000	10,000,000

Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	470	472,259

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)(f)	0.30%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/30	3,000	3,000,000

Norfolk (City of) Economic Development Authority (Sentara Healthcare); Series 2009 A, Ref. VRD Hospital Facilities RB(a)	0.23%	11/01/34	6,000	6,000,000

Norfolk (City of) Redevelopment and Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	01/01/21	1,395	1,395,000

				23,367,259

Washington-3.90%

Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial Commercial Paper RB(g)	0.23%	03/03/10	1,500	1,500,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.)(a)(c)	0.20%	12/01/19	12,000	12,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC- U.S. Bank, N.A.)(a)(b)(c)	0.50%	11/01/23	1,000	1,000,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD Industrial RB (LOC-Bank of America, N.A.)(a)(b)(c)(f)	0.50%	07/01/21	1,005	1,005,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP-Federal National Mortgage Association)(a)(b)	0.25%	07/15/32	5,500	5,500,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(c)	0.50%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.28%	10/01/32	645	645,000

				22,705,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia-1.21%

Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC-PNC Bank, N.A.)(a)(c)(f)	0.29%	07/01/14	$400	$400,000

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000 A, Hospital RB(d)(e)	6.75%	09/01/10	605	629,842

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC-Royal Bank of Scotland PLC )(a)(c)(g)	0.20%	12/01/42	6,000	6,000,000

				7,029,842

Wisconsin-0.94%

Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, RB (LOC-U.S. Bank, N.A.)(c)	0.22%	06/02/10	4,275	4,275,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(c)	0.51%	07/01/35	1,210	1,210,000

				5,485,000

TOTAL INVESTMENTS(h)(i)-97.97% (Cost $570,935,716)				570,935,716

OTHER ASSETS LESS LIABILITIES-2.03%				11,805,963

NET ASSETS-100.00%				$582,741,679

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $22,240,000, which represented 3.82% of the Fund’s Net Assets.
(g)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.3%; other countries less than 5% each: 4.3%.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	AIM Treasurer’s Series Trust

Premier Tax-Exempt Portfolio
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	19.2%

Bank of America, N.A.	8.6

JPMorgan Chase Bank, N.A.	8.5

PNC Bank, N.A.	6.8

Federal Home Loan Mortgage Corp.	6.3

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22                      AIM Treasurer’s Series Trust

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:

Investments, at value	$2,750,599,506	$725,180,268	$570,935,716

Repurchase agreements	698,048,485	750,042,146	—

Total investments, at value	3,448,647,991	1,475,222,414	570,935,716

Cash	—	—	10,486,782

Receivables for:

Investments sold	100,000	—	1,160,000

Fund shares sold	927,852	11,248	81,026

Interest	668,664	489,804	542,286

Fund expenses absorbed	—	14,480	—

Investment for trustee deferred compensation and retirement plans	—	6,512	—

Other assets	33	—	99

Total assets	3,450,344,540	1,475,744,458	583,205,909

Liabilities:

Payables for:
Investments purchased	19,996,728	15,056,352	427,749

Fund shares reacquired	184,633	113,163	100

Amount due custodian	6,000,059	—	—

Dividends	88,143	20,455	34,560

Accrued fees to affiliates	879	3,486	1,821

Accrued operating expenses	—	1,414	—

Trustee deferred compensation and retirement plans	—	7,257	—

Total liabilities	26,270,442	15,202,127	464,230

Net assets applicable to shares outstanding	$3,424,074,098	$1,460,542,331	$582,741,679

Net assets consist of:

Shares of beneficial interest	$3,423,972,128	$1,460,477,845	$582,741,442

Undistributed net investment income	53,862	28,451	444

Undistributed net realized gain (loss)	48,108	36,035	(207)

	$3,424,074,098	$1,460,542,331	$582,741,679

Net Assets:

Investor Class	$77,774,392	$29,632,593	$21,049,205

Institutional Class	$3,346,299,706	$1,430,909,738	$561,692,474

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:

Investor Class	77,766,463	29,631,434	21,049,402

Institutional Class	3,346,208,200	1,430,874,812	561,692,484

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23                      AIM Treasurer’s Series Trust

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:

Interest	$6,111,845	$2,007,068	$891,584

Expenses:

Advisory fees	4,757,218	1,796,874	530,993

Treasury Guarantee Program Fee	64,076	—	3,997

Total expenses	4,821,294	1,796,874	534,990

Less: Fees waived	(571,875)	(290,252)	—

Net expenses	4,249,419	1,506,622	534,990

Net investment income	1,862,426	500,446	356,594

Net realized gain (loss) from Investment securities	1,918	—	(132)

Net increase in net assets resulting from operations	$1,864,344	$500,446	$356,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24                      AIM Treasurer’s Series Trust

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

			Premier U.S. Government		Premier Tax-Exempt
	Premier Portfolio		Money Portfolio		Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2010	2009	2010	2009	2010	2009

Operations:

Net investment income	$1,862,426	$42,061,327	$500,446	$7,764,542	$356,594	$3,293,329

Net realized gain (loss)	1,918	46,190	—	48,892	(132)	10

Net increase in net assets resulting from operations	1,864,344	42,107,517	500,446	7,813,434	356,462	3,293,339

Distributions to shareholders from net investment income:

Investor Class	(37,764)	(1,173,025)	(10,208)	(273,113)	(20,722)	(294,166)

Institutional Class	(1,824,662)	(40,888,302)	(490,238)	(7,491,429)	(335,872)	(2,999,163)

Total distributions from net investment income	(1,862,426)	(42,061,327)	(500,446)	(7,764,542)	(356,594)	(3,293,329)

Share transactions-net:

Investor Class	(5,035,623)	(25,819,867)	(1,707,629)	1,872,605	(4,097,872)	707,286

Institutional Class	(627,630,210)	(546,257,104)	(174,761,166)	1,155,205,117	214,672,539	84,938,181

Net increase (decrease) in net assets resulting from share transactions	(632,665,833)	(572,076,971)	(176,468,795)	1,157,077,722	210,574,667	85,645,467

Net increase (decrease) in net assets	(632,663,915)	(572,030,781)	(176,468,795)	1,157,126,614	210,574,535	85,645,477

Net assets:

Beginning of period	4,056,738,013	4,628,768,794	1,637,011,126	479,884,512	372,167,144	286,521,667

End of period*	$3,424,074,098	$4,056,738,013	$1,460,542,331	$1,637,011,126	$582,741,679	$372,167,144

* Includes accumulated undistributed net investment income	$53,862	$53,862	$28,451	$28,451	$444	$444

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
     The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
25                      AIM Treasurer’s Series Trust

     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Fund’s Board approved to participate in the final extension of the Program through September 18, 2009. The program expired on September 18, 2009.

I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
26                      AIM Treasurer’s Series Trust

J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (3) the cost of participating in the United States Treasury Temporary Guarantee Program; and (4) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
     Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
     For the six months ended February 28, 2010, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$570,861

Premier U.S. Government Money Portfolio	215,624

     Further, Invesco and/or Invesco Aim Distributors, Inc. (“IADI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio and Premier U.S. Government Money Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2010 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$21	$993

Premier U.S. Government Money Portfolio	1,584	73,044

     The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IAIS do not charge the Funds any fees under these agreements.
     The Trust has entered into a master distribution agreement with IADI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
27                      AIM Treasurer’s Series Trust

NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$3,448,647,991	$—	$3,448,647,991

Premier U.S. Government Money Portfolio	—	1,475,222,414	—	1,475,222,414

Premier Tax-Exempt Portfolio	—	570,935,716	—	570,935,716

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
     Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund listed below had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Carryforward*
2012

Premier Tax-Exempt Portfolio	$75

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
28	AIM Treasurer’s Series Trust

NOTE 7—Share Information
Premier Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	12,296,125	$12,296,125	47,633,427	$47,633,427

Institutional Class	7,052,402,941	7,052,402,941	24,531,054,932	24,531,054,932

Issued as reinvestment of dividends:
Investor Class	36,158	36,158	1,099,467	1,099,467

Institutional Class	679,970	679,970	16,096,073	16,096,073

Reacquired:
Investor Class	(17,367,906)	(17,367,906)	(74,552,761)	(74,552,761)

Institutional Class	(7,680,713,121)	(7,680,713,121)	(25,093,408,109)	(25,093,408,109)

Net increase (decrease) in share activity	(632,665,833)	$(632,665,833)	(572,076,971)	$(572,076,971)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
          In addition, 41% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
Premier U.S. Government Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	6,007,329	$6,007,329	28,241,195	$28,241,195

Institutional Class	2,552,492,391	2,552,492,391	5,960,891,705	5,960,891,705

Issued as reinvestment of dividends:
Investor Class	10,078	10,078	262,544	262,544

Institutional Class	302,644	302,644	3,642,356	3,642,356

Reacquired:
Investor Class	(7,725,036)	(7,725,036)	(26,631,134)	(26,631,134)

Institutional Class	(2,727,556,201)	(2,727,556,201)	(4,809,328,944)	(4,809,328,944)

Net increase (decrease) in share activity	(176,468,795)	$(176,468,795)	1,157,077,722	$1,157,077,722

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
29	AIM Treasurer’s Series Trust

NOTE 7—Share Information—(continued)
Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	2,162,104	$2,162,104	29,004,073	$29,004,073

Institutional Class	778,871,906	778,871,906	751,825,717	751,825,717

Issued as reinvestment of dividends:
Investor Class	20,188	20,188	270,951	270,951

Institutional Class	360,193	360,193	3,010,446	3,010,446

Reacquired:
Investor Class	(6,280,164)	(6,280,164)	(28,567,738)	(28,567,738)

Institutional Class	(564,559,560)	(564,559,560)	(669,897,982)	(669,897,982)

Net increase in share activity	210,574,667	$210,574,667	85,645,467	$85,645,467

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 8—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco.”
30	AIM Treasurer’s Series Trust

NOTE 9—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Institutional Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		(both realized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Six months ended 02/28/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.05%	$3,346,300	0.22	%(c)	0.25	%(c)	0.10	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	3,840,017	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.54	2,556,378	0.17		0.25		4.74
Year ended 08/31/05(d)	1.00	0.01		—	0.01	(0.01)	1.00	1.51	364,108	0.17	(e)	0.25	(e)	2.37	(e)

Premier U.S. Government Money Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	1,430,910	0.21	(c)	0.25	(c)	0.06	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	10,300	0.17		0.25		5.13
Year ended 08/31/06(d)	1.00	0.01		—	0.01	(0.01)	1.00	0.90	25	0.17	(e)	0.25	(e)	4.34	(e)

Premier Tax-Exempt Portfolio
Six months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	561,692	0.25	(c)	0.25	(c)	0.15	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	50,445	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	7,707	0.25		0.25		2.99
Year ended 08/31/05(d)	1.00	0.01		—	0.01	(0.01)	1.00	1.15	9,422	0.25	(e)	0.25	(e)	1.88	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,757,668, $1,418,637 and $406,467 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d)	Commencement date of February 25, 2005 for Premier Portfolio and Premier Tax-Exempt Portfolio, and June 28, 2006 for Premier U.S. Government Money Portfolio.
(e)	Annualized.
31	AIM Treasurer’s Series Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.50	$1.09	$1,023.70	$1.10	0.22%
Premier U.S. Government Money Portfolio	1,000.00	1,000.30	1.04	1,023.75	1.05	0.21
Premier Tax-Exempt Portfolio	1,000.00	1,001.00	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
32	AIM Treasurer’s Series Trust

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund’s portfolio holdings, click the Products and Performance tab at the top and select Product Overviews. Then, select your Fund from the drop-down menu. Links to each Fund’s complete monthly and quarterly holdings are available on this Web page. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com and click the About Us tab at the top of the home page; click on Legal Information and then click on Proxy Voting Search. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., AIM Treasurer’s Series Trust becomes Invesco Treasurer’s Series Trust and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CM-I-TST-SAR-2	Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer
Date: May 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer
Date: May 6, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: May 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.